Nature of Operations and Significant Accounting Policies - Retirement and Income Solutions and Principal Asset Management - Principal International (Details) - Retirement and Income Solutions - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension risk transfer
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	$ 21,211.4	$ 25,365.8	$ 25,863.7
Effect of changes in discount rate assumptions at beginning of period	1,799.6	(3,386.5)	(4,827.9)
Balance at beginning of period at original discount rate	23,011.0	21,979.3	21,035.8
Effect of actual variances from expected experience	(14.6)	(3.2)		$ (2.4)
Adjusted beginning of period balance at original discount rate	22,943.0	21,968.2		21,033.4
Interest accrual	1,008.6	935.7	916.7
Benefit payments	(1,981.4)	(1,841.7)	(1,772.5)
Issuances	2,921.7	1,948.8	1,801.7
Balance at end of period at original discount rate	24,891.9	23,011.0	21,979.3
Effect of changes in discount rate assumptions at end of period	(1,036.1)	(1,799.6)	3,386.5
Balance at end of period, Present value of expected future policy benefit payments	23,855.8	21,211.4	25,365.8
Individual fixed income annuities
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	5,019.4	6,535.0	7,145.8
Effect of changes in discount rate assumptions at beginning of period	439.0	(812.6)	(1,213.5)
Balance at beginning of period at original discount rate	5,458.4	5,722.4	5,932.3
Effect of actual variances from expected experience	(0.1)			(1.3)
Adjusted beginning of period balance at original discount rate	5,457.0	5,719.4		$ 5,931.0
Interest accrual	219.1	229.7	240.5
Benefit payments	(507.3)	(520.4)	(532.0)
Issuances	42.0	29.7	82.9
Balance at end of period at original discount rate	5,210.8	5,458.4	5,722.4
Effect of changes in discount rate assumptions at end of period	(296.7)	(439.0)	812.6
Balance at end of period, Present value of expected future policy benefit payments	$ 4,914.1	$ 5,019.4	$ 6,535.0